Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 6,391,293	$ 2,354,169	$ 129,152
Accounts receivable	250,000
Marketable securities - available for sale securities	6,250	12,500
Prepaid expenses	445,925	40,333
Assets of discontinued operations - current portion		82,145	20,000
Total current assets	7,093,468	2,489,147	149,152
Other assets:
Property and equipment, net	8,889
Intangible assets, net	2,501,984	492,152
Goodwill	2,144,488
Assets of discontinued operations - long term portion		1,035,570	3,500
Total other assets	4,655,361	1,527,722	3,500
Total Assets	11,748,829	4,016,869	152,652
Current liabilities:
Accounts payable and accrued expenses	392,876	57,158	4,000
Notes payable - related party			152,974
Advances payable			100,000
Liabilities of discontinued operations	30,664	30,664
Total liabilities	423,540	87,822	256,974
Stockholders' Equity:
Preferred stock, $.0001 par value, 50,000,000 shares authorized: none issued and outstanding
Common stock, $.0001 par value; 200,000,000 shares authorized; 5,167,988 and 3,503,565 issued and outstanding at quarters June 30, 2013 and December 31, 2012. 45,546,345 and 10,000,000 issued and outstanding at years end December 31, 2012 and 2011	517	352	1,000
Additional paid-in capital	19,794,687	10,976,325	4,000
Accumulated other comprehensive income - marketable securities available for sale	(6,250)
Deficits accumulated during the development stage	(8,453,169)	(7,037,134)	(109,322)
Total Marathon Patent Group, Inc. equity	11,335,785	3,939,543	(104,322)
Non-controlling interest in subsidiary	(10,496)	(10,496)
Total stockholders' equity	11,325,289	3,929,047	(104,322)
Total liabilities and stockholders' equity	$ 11,748,829	$ 4,016,869	$ 152,652